ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING - Asset Acquisition (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2020 USD ($) Patent $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Proceeds from sale of intangibles			$ 10,850	$ 0
Gain on sale of intangible assets			$ (5,904)	$ 0
Software and Software Development Costs
Asset Acquisition [Line Items]
Proceeds from sale of intangibles	$ 10,900
Gain on sale of intangible assets	$ 5,900
Software and Software Development Costs | Disposal Group, Held-for-sale, Not Discontinued Operations | Atrio and RStor
Asset Acquisition [Line Items]
Intangible assets reclassified					$ 2,200
Atrio Asset Acquisition
Asset Acquisition [Line Items]
Payments to acquire assets		$ 1,200
Asset acquisition consideration, common stock (in shares) | shares		0.5
Asset acquisition, consideration transferred		$ 2,400
Asset acquisition consideration, stock price (in dollars per share) | $ / shares		$ 2.19
RStor Asset Acquisition
Asset Acquisition [Line Items]
Asset acquisition consideration, common stock (in shares) | shares		0.4
Asset acquisition, consideration transferred		$ 900
Asset acquisition consideration, stock price (in dollars per share) | $ / shares		$ 2.19
Number of patents acquired | Patent		3